Other long-term debt - Additional disclosures (Details) ¥ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Other Long-term debt
Other long term debt	$ 760,163,148		$ 854,814,983
Carrying amount of senior notes	1,238,930,196		1,330,848,464
Real estate properties under development	2,530,951,122		2,453,888,438	$ 3,277,056,653
Real estate properties held for lease	306,314,884		322,552,001	$ 373,467,867
Real estate properties development completed	675,946,233		854,076,531
Property and equipment, net	13,331,980		25,543,359
Pledged as collateral
Other Long-term debt
Land Use Rights Net	379,460,397		398,837,052
Real estate properties held for lease	252,517,455		278,724,872
Other Long-Term Debt [Member]
Other Long-term debt
Other long term debt	760,163,148
Other Long-Term Debt [Member] | Pledged as collateral
Other Long-term debt
Real estate properties under development	343,042,416		340,187,890
Land Use Rights Net	124,147,003		131,931,734
Real estate properties held for lease	107,905,636		107,905,636
Real estate properties development completed	61,859,618		63,709,985
Other Long-Term Debt [Member] | RMB
Other Long-term debt
Other long term debt	527,016,483
Other Long-Term Debt [Member] | Property and equipment, net | Pledged as collateral
Other Long-term debt
Property and equipment, net	11,236,069		$ 11,403,753
Senior Secured Notes [Member] | US Dollar
Other Long-term debt
Other long term debt	711,913,712
June 2022 Senior notes due on June 29, 2022 at 14.00% | Other Long-Term Debt [Member]
Other Long-term debt
Carrying amount of senior notes	$ 391,900,000
June 2022 Senior notes due on June 29, 2022 at 14.00% | Senior Secured Notes [Member]
Other Long-term debt
Other long term debt | ¥		¥ 545.3